Note 3 - Going Concern	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Going Concern [Text Block]
3.	Going Concern:

As at
June 30, 2017,
the Company has a working capital deficit of
$14,002,
commitments under operating leases of
$6,282
and its capital commitments for the acquisition of its fleet for the following twelve
months amount to
$11,975
(see Note
8
). The Company’s options to fund its short term capital commitments, its commitments under operating leases and its working capital requirements over the twelve
months following the date that the financial statements are issued include:

a) a
$8,993
expected drawdown under senior secured credit facility for which the Company has signed a commitment letter with Amsterdam Trade Bank of Holland ("AT Bank" - see Note
14
),
b) drawdowns under its unsecured credit line with Family Trading Inc (“Family Trading”) (see Note
7
), which as of
June 30, 2017
had an undrawn balance of
$12,042,
c) proceeds from share issuances from the Company’s Stock purchase agreement with Kalani Investments Inc. (“Kalani”), an unaffiliated company, which as of
June 30, 2017
had an undrawn balance of
$10,739,
d) cash from operations
e) other sources such as funds from the Company’s major shareholder if required.

Therefore, the unaudited interim condensed consolidated financial statements have been prepared on a going concern basis.